Digital Assets (Tables)	6 Months Ended
Sep. 30, 2022
Digital Assets [Abstract]
Schedule of digital assets
	As of September 30, 2022	As of March 31, 2022
	US$	US$
Digital assets held on exchange institutions	44,505,633	8,438,027